Supplemental Balance Sheet Information - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 6,706	$ 6,698
Less: Accumulated depreciation and amortization	(4,421)	(3,804)
Impairment	(937)	0
Sale of assets	(1,348)	0
Property and equipment, net	0	2,894
Laboratory and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	5,973	5,967
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	629	629
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 104	$ 102